FHLB Advances (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2015
FHLB Advances [Abstract]
Amount available of FHLB	$ 30,313,000	$ 2,500,000
FHLB advance term	54 months
Weighted average rate		1.70%